INFORMATION ABOUT COMPONENTS OF UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - Cost of Sales (Details) - USD ($)	3 Months Ended		6 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
INFORMATION ABOUT COMPONENTS OF UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME
Inventories as of the beginning of the period			$ 39,052,925	$ 29,338,548
Purchases of the period			102,342,174	56,271,944
Production costs			7,581,570	5,514,975
Foreign currency translation			516,306	(1,283,574)
Subtotal			149,492,975	89,841,893
Inventories as of the end of the period	$ 56,277,533	$ 41,655,409	56,277,533	41,655,409
Cost of sales	$ 55,332,989	$ 25,073,842	$ 93,215,442	$ 48,186,484